2. Summary of Significant Accounting Policies - Common Stock Equivalents (Details) - Quarter Three Report [Member] - shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Common Stock Equivalents	27,819,166	27,985,916
Convertible Debt
Common Stock Equivalents	18,056,932	18,056,932
Stock Warrants
Common Stock Equivalents	9,062,234	9,728,984
Stock Options
Common Stock Equivalents	200,000	200,000
Unvested Restricted Stock
Common Stock Equivalents	500,000